Earnings per share	9 Months Ended
Jul. 31, 2023
Text block [abstract]
Earnings per share
Note 12.    Earnings per share

	For the three months ended			For the nine months ended
$ millions, except number of shares and per share amounts	2023 Jul. 31	2023 Apr. 30	2022 Jul. 31	2023 Jul. 31	2022 Jul. 31
Basic earnings per share (1)
Net income attributable to equity shareholders	$1,420	$1,677	$1,660	$3,520	$5,042
Less: Preferred share dividends and distributions on other equity instruments	66	67	46	205	134
Net income attributable to common shareholders	$1,354	$1,610	$1,614	$3,315	$4,908
Weighted-average common shares outstanding (thousands)	918,551	912,297	903,742	912,542	902,703
Basic earnings per share	$1.47	$1.77	$1.79	$3.63	$5.44
Diluted earnings per share (1)
Net income attributable to common shareholders	$1,354	$1,610	$1,614	$3,315	$4,908
Weighted-average common shares outstanding (thousands)	918,551	912,297	903,742	912,542	902,703
Add: Stock options potentially exercisable (2) (thousands)	368	665	1,590	594	2,429
Add: Equity-settled consideration (thousands)	144	257	286	215	315
Weighted-average diluted common shares outstanding (thousands)	919,063	913,219	905,618	913,351	905,447
Diluted earnings per share	$1.47	$1.76	$1.78	$3.63	$5.42
(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

(2)
Excludes average options outstanding of 6,824,114 (April 30, 2023: 6,839,822; July 31, 2022: 2,397,160) with a weighted-average exercise price of $63.24 (April 30, 2023: $63.23; July 31, 2022: $70.05) for the quarter ended July 31, 2023 and average options outstanding of 6,472,004 (July 31, 2022: nil) with a weighted-average price of $63.45 (July 31, 2022: nil) for the nine months ended July 31, 2023, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.